UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust
(Exact name of registrant as specified in charter)

99 High Street, Suite 2802
Boston, MA 02110-2663
(Address of principal executive offices) (Zip code)

William H. DeRoche, President
99 High Street, Suite 2802
Boston, MA 02110-2663
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1).

Semi-Annual Report

December 31, 2023

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please call (833) AGF-FUND (833-243-3863) or visit our website at www.agf.com/us. Read the prospectus or summary prospectus carefully before investing.

Investing involves risk including loss of principal. Equity securities are volatile and can decline significantly in response to broad market and economic conditions. Investments in global equities may be significantly affected by political or economic conditions and regulatory requirements in a particular country. International markets can involve risks of currency fluctuation, political and economic instability, different accounting standards and foreign taxation. Emerging or frontier markets involve exposure to economic structures that are generally less diverse and mature. The less developed the market, the riskier the security. Such securities may be less liquid and more volatile.

Additional risks for the AGF Global Sustainable Equity Fund:

The universe of sustainable investments may be smaller than that of other funds that do not focus on sustainable development issuers. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainability themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market.

Distributor: Foreside Fund Services, LLC

Table of Contents

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
3	AGF Emerging Markets Equity Fund
5	AGF Global Sustainable Equity Fund
6	Statements of Assets and Liabilities
7	Statements of Operations
7	Statements of Changes in Net Assets
8	Financial Highlights
10	Notes to Financial Statements
18	Expense Examples
19	Liquidity Risk Management Program
20	Additional Information

Investments carry risks, including possible loss of principal. Additional risks may be associated with investments outside the United States, especially in emerging markets, including currency fluctuations, illiquidity, volatility, and political and economic risks. Investments in small- and mid-capitalization companies may increase the risk of greater price fluctuations. Please see the Funds’ prospectus for a discussion of the risks associated with an investment in the Funds. Investments in the Funds are not FDIC insured, nor are they bank deposits or guaranteed by a bank or any other entity. Funds invested in a smaller number of holdings may expose an investor to greater volatility.

i

AGF Investments Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2023 (Unaudited)

AGF Emerging Markets Equity Fund

The Fund’s investment objective is to provide capital growth.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amounts of any borrowings) in equities issued by companies that are economically tied to emerging markets countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and the MSCI Frontier Markets Index. The Fund is actively managed, all cap, style neutral, and utilizes bottom-up security selection combined with a disciplined country allocation framework to select the stocks within the portfolio. The Fund may from time to time focus its investments in a particular country or geographic region.

The Fund’s investment adviser considers a company to be economically tied to emerging market countries if at least one of the following apply: a company’s securities are traded principally in an emerging market country; at least 50% of the company’s assets are located in emerging market countries; at least 50% of a company’s revenues are generated in emerging market countries; the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; the company is classified by a major benchmark index or market data services provider as having its primary country of risk in an emerging market country.

Largest Equity Holdings

Company	% of Net Assets
Samsung Electronics Co. Ltd.	8.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.1%
Tencent Holdings Ltd.	5.9%
Alibaba Group Holding Ltd.	5.0%
Larsen & Toubro Ltd.	3.4%
Varun Beverages Ltd.	2.9%
AIA Group Ltd.	2.9%
Chailease Holding Co. Ltd.	2.4%
NARI Technology Co. Ltd.	2.4%
Ping An Insurance Group Co. of China Ltd.	2.0%

Sector Exposure

Sectors	% of Net Assets
Communication Services	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.8%
Energy	4.0%
Financials	18.3%
Health Care	0.6%
Industrials	10.6%
Information Technology	24.2%
Materials	7.0%
Real Estate	2.4%
Other(1)	2.6%
100.0%

(1) Includes cash and net other assets (liabilities).

ii

AGF Investments Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2023 (Unaudited)

AGF Global Sustainable Equity Fund

The Fund’s investment objective is to provide long-term capital growth.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amounts of any borrowings) in equity securities. The Fund generally invests in shares of companies located throughout the world, including in the United States, that the Fund’s investment adviser believes are positively exposed to sustainable investment themes. The Fund’s investment adviser has identified a number of sustainable investment themes that are consistent with the environmental concept of sustainable development, which is economic development that meets the needs of current generations without compromising the ability of future generations to meet theirs. Examples of these sustainable investment themes may include Energy and Power, Water Solutions, Waste and Pollution Control, and Health and Well Being.

Largest Equity Holdings

Company	% of Net Assets
Ecolab, Inc.	4.1%
Dassault Systemes SE	3.4%
Schneider Electric SE	3.4%
Trex Co., Inc.	3.4%
Kingspan Group plc	3.2%
Tetra Tech, Inc.	3.1%
Cie de Saint-Gobain SA	3.0%
Stantec, Inc.	3.0%
Vestas Wind Systems A/S	2.8%
Halma plc	2.7%

Sector Exposure

Sectors	% of Net Assets
Consumer Discretionary	7.7%
Consumer Staples	1.8%
Financials	2.7%
Health Care	5.6%
Industrials	40.4%
Information Technology	22.9%
Materials	10.0%
Real Estate	1.8%
Utilities	2.8%
Other(1)	4.3%
100.0%

(1) Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Common Stocks – 92.7%

Banks – 9.5%
Axis Bank Ltd., GDR	190	$12,521
Banco Santander Chile, ADR	324	6,315
Bank Mandiri Persero Tbk. PT	30,696	12,061
China Merchants Bank Co. Ltd., Class H	1,791	6,239
HDFC Bank Ltd.	526	10,804
Komercni Banka A/S	208	6,738
National Bank of Greece SA*	933	6,479
Sberbank of Russia PJSC, ADR^*‡(a)	259	3
Shinhan Financial Group Co. Ltd., ADR	108	3,324
		64,484
Beverages – 3.5%
Budweiser Brewing Co. APAC Ltd.	2,393	4,480
Varun Beverages Ltd.	1,321	19,636
		24,116
Broadline Retail – 6.0%
Alibaba Group Holding Ltd.	3,547	34,341
Naspers Ltd., Class N	40	6,840
		41,181
Chemicals – 2.0%
Hansol Chemical Co. Ltd.*	65	11,457
Skshu Paint Co. Ltd., Class A*	345	2,316
		13,773
Construction & Engineering – 4.9%
China Railway Group Ltd., Class H	21,664	9,655
Larsen & Toubro Ltd., GDR	550	23,430
		33,085
Consumer Staples Distribution & Retail – 3.7%
Atacadao SA	2,347	6,016
BGF retail Co. Ltd.*	74	7,544
Pick n Pay Stores Ltd.	3,087	3,927
Raia Drogasil SA	1,223	7,402
		24,889
Diversified Telecommunication Services – 3.4%
Hellenic Telecommunications Organization SA	464	6,608
HKT Trust & HKT Ltd.	4,842	5,779
Telkom Indonesia Persero Tbk. PT	43,404	11,135
		23,522
Electronic Equipment, Instruments & Components – 1.8%
Delta Electronics, Inc.	1,205	12,309

Energy Equipment & Services – 2.1%
China Oilfield Services Ltd., Class H	7,294	7,454
Tenaris SA, ADR	202	7,022
		14,476
Financial Services – 2.4%
Chailease Holding Co. Ltd.	2,591	16,294

Food Products – 0.8%
China Mengniu Dairy Co. Ltd.	2,103	5,656

Hotels, Restaurants & Leisure – 2.1%
Melco Resorts & Entertainment Ltd., ADR*	765	6,786
Trip.com Group Ltd.*	215	7,643
		14,429

Investments	Shares	Value ($)
Household Durables – 1.0%
Haier Smart Home Co. Ltd., Class H	2,350	$6,636

Insurance – 4.9%
AIA Group Ltd.	2,240	19,521
Ping An Insurance Group Co. of China Ltd., Class H	3,073	13,912
		33,433
Interactive Media & Services – 5.9%
Tencent Holdings Ltd.	1,077	40,495

Life Sciences Tools & Services – 0.6%
Wuxi Biologics Cayman, Inc.*	1,004	3,806

Machinery – 0.9%
Airtac International Group	188	6,187

Metals & Mining – 5.0%
Anglo American plc	356	8,942
Southern Copper Corp.	157	13,513
Vale SA	713	11,332
		33,787
Oil, Gas & Consumable Fuels – 1.9%
Reliance Industries Ltd.	421	13,078

Professional Services – 1.6%
WNS Holdings Ltd., ADR*	171	10,807

Real Estate Management & Development – 2.4%
Allos SA	1,811	9,898
Longfor Group Holdings Ltd.	4,231	6,773
		16,671
Semiconductors & Semiconductor Equipment – 10.0%
SK Hynix, Inc.	119	13,074
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	528	54,912
		67,986
Software – 2.1%
Longshine Technology Group Co. Ltd., Class A	2,500	5,777
TOTVS SA	1,272	8,822
		14,599

Technology Hardware, Storage & Peripherals – 10.3%
Samsung Electronics Co. Ltd., GDR	40	59,920
Wistron Corp.	3,205	10,297
		70,217
Textiles, Apparel & Luxury Goods – 1.0%
GRUPO DE MODA SOMA SA	4,302	6,598

Transportation Infrastructure – 0.9%
Salik Co. PJSC	6,938	5,875

Wireless Telecommunication Services – 2.0%
Bharti Airtel Ltd.	1,102	13,669

Total Common Stocks (Cost $630,033)		632,058

See accompanying notes to the financial statements.

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

Investments	Shares	Maturity Date	Value ($)
Participation Notes – 4.7%
China
Kweichow Moutai Co. Ltd. (Issuer: UBS AG)*	44	10/21/2024	$10,708
NARI Technology Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	5,097	7/18/2024	16,041
Wuliangye Yibin Co. Ltd. (Issuer: Macquarie Bank Ltd.)*	290	7/18/2024	5,737

Total Participation Notes (Cost $29,930)			32,486
Total Investments – 97.4% (Cost $659,963)			664,544
Other assets less liabilities – 2.6%			17,459
Net Assets – 100.0%			682,003

*Non-income producing security.

‡Value determined using significant unobservable inputs.

^Security subject to restrictions on resale.

(a)Security fair valued as of December 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at December 31, 2023 amounted to $3, which represents approximately 0.00%(1) of net assets of the Fund.

(1)Represents less than 0.05% of net assets.

Abbreviations

ADRAmerican Depositary Receipt

GDRGlobal Depositary Receipt

PJSCPublic Joint Stock Company

Participation NotesA derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,650
Aggregate gross unrealized depreciation	(120,732)
Net unrealized appreciation	$(13,082)
Federal income tax cost of investments (including derivative contracts, if any)	$677,626

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2023:

Brazil	7.3%
Chile	0.9%
China	28.4%
Czech Republic	1.0%
Greece	1.9%
Hong Kong	4.7%
India	15.2%
Indonesia	3.4%
Mexico	2.0%
Russia	0.0	%(a)
South Africa	2.9%
South Korea	14.0%
Taiwan	13.8%
United Arab Emirates	0.9%
United States	1.0%
Other(1)	2.6%
	100.0%

(a)Represents less than 0.05% of net assets.

(1)Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Common Stocks – 95.7%

Automobile Components – 3.5%
Aptiv plc*	1,283	$115,111
Denso Corp.	10,228	154,290
		269,401
Automobiles – 1.5%
Mercedes–Benz Group AG	543	37,495
Tesla, Inc.*	321	79,762
		117,257
Building Products – 12.2%
Advanced Drainage Systems, Inc.	1,091	153,438
Cie de Saint–Gobain SA	3,169	233,205
Daikin Industries Ltd.	258	42,058
Kingspan Group plc	2,802	242,512
Trex Co., Inc.*	3,177	263,024
		934,237
Chemicals – 8.7%
Albemarle Corp.	1,256	181,467
Croda International plc	631	40,617
DSM–Firmenich AG	1,312	133,251
Ecolab, Inc.	1,571	311,608
		666,943
Commercial Services & Supplies – 3.1%
Tetra Tech, Inc.	1,413	235,872
Veralto Corp.	1	82
		235,954
Construction & Engineering – 7.8%
Quanta Services, Inc.	918	198,105
Stantec, Inc.	2,869	230,334
WSP Global, Inc.	1,202	168,491
		596,930
Containers & Packaging – 1.3%
Ball Corp.	1,699	97,727

Electrical Equipment – 10.0%
Array Technologies, Inc.*	4,824	81,043
Prysmian SpA	4,581	208,205
Schneider Electric SE	1,313	263,487
Vestas Wind Systems A/S*	6,752	214,278
		767,013
Electronic Equipment, Instruments & Components – 11.2%
Amphenol Corp., Class A	1,915	189,834
Halma plc	7,225	210,341
Hexagon AB, Class B	14,040	168,365
Keyence Corp.	469	206,626
Samsung SDI Co. Ltd.*	231	84,659
		859,825
Food Products – 1.8%
Danone SA	1,161	75,210
Kerry Group plc, Class A	764	66,343
		141,553
Household Durables – 2.7%
Garmin Ltd.	1,590	204,379

Independent Power and Renewable Electricity Producers – 1.2%
Brookfield Renewable Corp.	3,316	95,447

Investments	Shares	Value ($)
Insurance – 1.2%
Intact Financial Corp.	614	$94,464

Life Sciences Tools & Services – 5.1%
Danaher Corp.	813	188,079
Thermo Fisher Scientific, Inc.	386	204,885
		392,964
Machinery – 7.4%
AGCO Corp.	287	34,845
Alfa Laval AB	2,979	119,148
Chart Industries, Inc.*	568	77,435
Metso OYJ	15,492	156,829
Xylem, Inc.	1,557	178,058
		566,315
Mortgage Real Estate Investment Trusts (REITs) – 1.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,113	113,437

Pharmaceuticals – 0.5%
Zoetis, Inc.	195	38,487

Semiconductors & Semiconductor Equipment – 4.6%
AIXTRON SE	3,233	137,980
Analog Devices, Inc.	519	103,053
Infineon Technologies AG	2,663	111,125
		352,158
Software – 7.1%
ANSYS, Inc.*	126	45,723
Bentley Systems, Inc., Class B	3,154	164,576
Dassault Systemes SE	5,404	263,895
Synopsys, Inc.*	133	68,483
		542,677
Specialized REITs – 1.8%
Equinix, Inc., REIT	174	140,138

Water Utilities – 1.5%
American Water Works Co., Inc.	901	118,923

Total Common Stocks (Cost $6,457,979)		7,346,229

Total Investments – 95.7% (Cost $6,457,979)		7,346,229
Other assets less liabilities – 4.3%		327,623
Net Assets – 100.0%		7,673,852

*Non-income producing security.

Abbreviations

OYJ Public Limited Company

See accompanying notes to the financial statements.

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments (continued)

December 31, 2023 (Unaudited)

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$967,767
Aggregate gross unrealized depreciation	(141,673)
Net unrealized appreciation	$826,094
Federal income tax cost of investments (including derivative contracts, if any)	$6,520,135

AGF Global Sustainable Equity Fund invested, as a percentage of net assets, in the following countries as of December 31, 2023:

Canada	6.4%
Denmark	2.8%
Finland	2.0%
France	7.5%
Germany	3.7%
Ireland	4.0%
Italy	2.7%
Japan	5.3%
South Korea	1.1%
Sweden	3.8%
Switzerland	1.7%
United Kingdom	3.3%
United States	51.4%
Other(1)	4.3%
100.0%

(1)Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	AGF Emerging Markets Equity Fund		AGF Global Sustainable Equity Fund
ASSETS:
Investments in securities, at value (1)	$664,544		$7,346,229
Cash	2,579		340,015
Foreign cash (2)	2,030		—
Receivables:
Securities sold	—		48,196
Dividends and interest	1,300		4,910
Foreign Tax Reclaims	—		1,927
Investment adviser (Note 4)	32,377		33,208
Prepaid expenses	30,621		27,073
Total Assets	733,451		7,801,558

LIABILITIES:
Foreign currency overdraft	—		96
Payables:
Securities purchased	—		81,301
Administration fees	12,942		12,942
Transfer Agent fees	11,520		11,525
Trustee fees	70		603
Custodian and Accounting fees	10,250		6,923
Professional fees	11,937		10,769
Accrued expenses and other liabilities	4,729	(3)	3,547
Total Liabilities	51,448		127,706
Net Assets	$682,003		$7,673,852

NET ASSETS CONSIST OF:
Paid in capital	$787,495		$7,120,243
Distributable earnings (loss)	(105,492)		553,609
Net Assets	$682,003		$7,673,852

NET ASSETS:
Class I	$341,001		$7,094,385
Class R6	341,002		579,467
Total	$682,003		$7,673,852

SHARES OUTSTANDING (unlimited number of shares authorized)
Class I	39,479		482,608
Class R6	39,479		39,420
Total	78,958		522,028

NET ASSET VALUE
Class I	$8.64		$14.70
Class R6	8.64		14.70

(1) Investments in securities, at cost	$659,963		$6,457,979

(2) Cost of foreign cash	$2,024		$—

(3) Includes payable for deferred non-U.S. capital gains tax of $2,980

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Operations

For the Period Ended December 31, 2023 (Unaudited)

	AGF Emerging Markets Equity Fund		AGF Global Sustainable Equity Fund
INVESTMENT INCOME:
Dividend income	$7,944		$33,501
Foreign withholding tax on dividends	(690)		(1,907)
Total Investment Income	7,254		31,594

EXPENSES:
Investment advisory fees (Note 4)	2,694		22,687
Administration fees	38,408		38,408
Registration and filing fees	19,048		19,670
Audit and Tax fees	11,809		10,352
Legal fees	43,725		78,117
Trustee fees	143		1,326
Custodian and Accounting fees	26,080		20,507
Transfer Agent fees	34,070		34,204
Chief Compliance Officer fees	2,099		2,825
Treasurer fees	4,903		15,961
Other fees	5,180		5,007
Total Expenses before Adjustments	188,159		249,064
Less: waivers and/or reimbursements by Adviser (Note 4)	(184,960)		(221,140)
Total Expenses after Adjustments	3,199		27,924
Net Investment Income	4,055		3,670

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(28,121	)(1)	(207,449)
Foreign currency transactions	(369)		(5,068)
Net Realized Gain (Loss)	(28,490)		(212,517)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investment in securities	10,900	(2)	233,367
Translation of assets and liabilities denominated in foreign currencies	107		(51)
Net Change in Unrealized Appreciation (Depreciation)	11,007		233,316
Net Realized and Unrealized Gain (Loss)	(17,483)		20,799
Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,428)		$24,469

(1)Includes realized non- U.S. capital gains tax of $ (169)

(2)Net of change in deferred non-U.S. capital gains tax of $ (1,815)

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Changes in Net Assets

	AGF Emerging Markets Equity Fund		AGF Global Sustainable Equity Fund
	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023	Six Months Ended December 31, 2023 (Unaudited)	Year Ended June 30, 2023
OPERATIONS:
Net investment income	$4,055	$7,257	$3,670	$16,415
Net realized gain (loss)	(28,490)	(46,388)	(212,517)	(125,898)
Net change in unrealized appreciation (depreciation)	11,007	48,494	233,316	452,751
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,428)	9,363	24,469	343,268
DISTRIBUTIONS:
Distributable earnings
Class I	(6,589)	(5,500)	(8,532)	(18,695)
Class R6	(6,589)	(5,500)	(696)	(10,431)
Total Distributions	(13,178)	(11,000)	(9,228)	(29,126)
CAPITAL TRANSACTIONS:
Class I
Capital shares issued	$—	$—	$2,985,475	$2,984,822
Capital shares issued in reinvestment of distributions	5,599	4,675	1,019	18,695
Cost of shares redeemed	—	—	(95,290)	(51)
Total Class I transactions	5,599	4,675	2,891,204	3,003,466
Class R6
Capital shares issued in reinvestment of distributions	5,600	4,675	592	10,431
Total Class R6 transactions	5,600	4,675	592	10,431
Net Increase in Net Assets Resulting from Capital Transactions	$11,199	$9,350	$2,891,796	$3,013,897
Total Increase (Decrease)in Net Assets	(15,407)	7,713	2,907,037	3,328,039
NET ASSETS:
Beginning of period	697,410	689,697	4,766,815	1,438,776
End of Period	$682,003	$697,410	$7,673,852	$4,766,815
CAPITAL TRANSACTIONS:
SHARE TRANSACTIONS:
Class I
Beginning of period	38,823	38,287	284,336	69,182
Capital shares issued	—	—	205,203	213,757
Capital shares issued in reinvestment of distributions	656	536	69	1,401
Capital shares redeemed	—	—	(7,000)	(4)
Total Class I − Shares Outstanding, End of Period	39,479	38,823	482,608	284,336
Class R6
Beginning of period	38,823	38,287	39,380	38,599
Capital shares issued in reinvestment of distributions	656	536	40	781
Total Class R6 − Shares Outstanding, End of Period	39,479	38,823	39,420	39,380

See accompanying notes to the financial statements.

AGF Investments Trust

Financial Highlights for a share outstanding throughout the periods indicated

	PER SHARE OPERATING PERFORMANCE									RATIOS/SUPPLEMENT DATA
	Investment Operations				Distributions					Ratios to average net assets(c)
	Net asset value, beginning of period	Net investment Income(a)	Net realized and unrealized gain(loss) from investments	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Expenses, before reimbursements and/or waivers		Expenses, net of reimbursements and/or waivers		Net investment income	Net investment loss, before reimbursements and/or waivers	Total Return(b)(e)	Portfolio turnover rate(b)	Ending net assets (thousands)
AGF Emerging Markets Equity Fund - Class I
Six Months Ended December 31, 2023 (Unaudited)	$8.98	0.05	(0.22)	(0.17)	(0.17)	—	—	(0.17)	$8.64	55.88%		0.95%		1.20%	(53.72)%	(1.87)%	23%	$341
Year Ended June 30, 2023	$9.01	0.09	0.02	0.11	(0.14)	—	—	(0.14)	$8.98	58.31%		0.95%		1.07%	(56.29)%	1.31%	45%	$349
Year Ended June 30, 2022	$12.18	0.12	(3.15)	(3.03)	(0.04)	(0.10)	—	(0.14)	$9.01	45.02%		0.95%		1.10%	(42.97)%	(25.02)%	37%	$345
Year Ended June 30, 2021	$8.41	0.10	3.77	3.87	(0.10)	—	—	(0.10)	$12.18	41.06	%(d)	0.95	%(d)	0.89%	(39.21)%	46.16%	43%	$460
For the period 01/03/20 *-6/30/2020	$10.00	0.04	(1.63)	(1.59)	—	—	—	—	$8.41	40.36	%(d)	0.95	%(d)	0.88%	(38.52)%	(15.90)%	22%	$316
AGF Emerging Markets Equity Fund - Class R6
Six Months Ended December 31, 2023 (Unaudited)	$8.98	0.05	(0.22)	(0.17)	(0.17)	—	—	(0.17)	$8.64	55.88%		0.95%		1.20%	(53.72)%	(1.87)%	23%	$341
Year Ended June 30, 2023	$9.01	0.09	0.02	0.11	(0.14)	—	—	(0.14)	$8.98	58.31%		0.95%		1.07%	(56.29)%	1.31%	45%	$349
Year Ended June 30, 2022	$12.18	0.12	(3.15)	(3.03)	(0.04)	(0.10)	—	(0.14)	$9.01	45.02%		0.95%		1.10%	(42.97)%	(25.02)%	37%	$345
Year Ended June 30, 2021	$8.41	0.10	3.77	3.87	(0.10)	—	—	(0.10)	$12.18	41.06	%(d)	0.95	%(d)	0.89%	(39.21)%	46.16%	43%	$460
For the period 01/03/20 *-6/30/2020	$10.00	0.04	(1.63)	(1.59)	—	—	—	—	$8.41	40.36	%(d)	0.95	%(d)	0.88%	(38.52)%	(15.90)%	22%	$315
AGF Global Sustainable Equity Fund - Class I
Six Months Ended December 31, 2023 (Unaudited)	$14.73	0.01	(0.02)	(0.01)	(0.02)	—	—	(0.02)	$14.70	7.14%		0.80%		0.11%	(6.21)%	(0.08)%	27%	$7,094
Year Ended June 30, 2023	$13.35	0.09	1.56	1.65	—	(0.27)	—	(0.27)	$14.73	15.69%		0.80%		0.62%	(14.27)%	12.57%	50%	$4,187
Year Ended June 30, 2022	$17.73	0.02	(4.02)	(4.00)	(0.01)	(0.37)	—	(0.38)	$13.35	20.89%		0.80%		0.13%	(19.96)%	(23.23)%	20%	$924
Year Ended June 30, 2021	$12.11	0.05	5.63	5.68	(0.06)	—	—	(0.06)	$17.73	22.78%		0.80%		0.33%	(21.65)%	46.98%	26%	$1,287
Year Ended June 30, 2020	$10.69	0.02	1.42	1.44	(0.02)	—	—	(0.02)	$12.11	44.27%		0.80%		0.15%	(43.32)%	13.46%	38%	$675
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69	49.81%		0.80%		0.54%	(48.47)%	7.73%	37%	$609
AGF Global Sustainable Equity Fund - Class R6
Six Months Ended December 31, 2023 (Unaudited)	$14.73	0.01	(0.02)	(0.01)	(0.02)	—	—	(0.02)	$14.70	7.14%		0.80%		0.09%	(6.23)%	(0.08)%	27%	$580
Year Ended June 30, 2023	$13.35	0.05	1.60	1.65	—	(0.27)	—	(0.27)	$14.73	15.69%		0.80%		0.34%	(14.56)%	12.57%	50%	$580
Year Ended June 30, 2022	$17.73	0.02	(4.02)	(4.00)	(0.01)	(0.37)	—	(0.38)	$13.35	20.89%		0.80%		0.13%	(19.96)%	(23.23)%	20%	$515
Year Ended June 30, 2021	$12.11	0.05	5.63	5.68	(0.06)	—	—	(0.06)	$17.73	22.78%		0.80%		0.33%	(21.65)%	46.98%	26%	$672
Year Ended June 30, 2020	$10.69	0.02	1.42	1.44	(0.02)	—	—	(0.02)	$12.11	44.27%		0.80%		0.15%	(43.32)%	13.46%	38%	$457
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69	49.81%		0.80%		0.54%	(48.47)%	7.73%	37%	$403

*Commencement of investment operations.

(a)Net investment income (loss) per share is based on average shares outstanding.

(b)Not annualized for periods less than one year.

(c)Annualized for periods less than one year.

(d)The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not reflect these indirect fees and expenses.

(e)Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.

AGF Investments Trust

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

AGF Investments Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust consists of 4 funds, 2 of which are presented herein, the AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund (each “Fund”, collectively, the “Funds”). Each Fund currently offers Class I and Class R6 shares. The remaining 2 funds are presented in a separate report.

The AGF Emerging Markets Equity Fund is classified as a non-diversified Fund, within the meaning of the 1940 Act. The AGF Global Sustainable Equity Fund is classified as a diversified Fund, within the meaning of the 1940 Act.

The investment objective of AGF Emerging Markets Equity Fund seeks to provide capital growth and the investment objective of AGF Global Sustainable Equity Fund is to provide long-term capital growth. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

Each Fund, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies”.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. A Fund’s NAV per share is calculated separately for each class of shares of a Fund. NAV per share is computed by adding the total value of a Fund’s investments and other assets, determining the proportion allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of shares outstanding for that class.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s and Adviser’s valuation procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as “Valuation Designee” to perform fair value determinations with respect to all the investments of the Funds as well as to perform all the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Adviser has established a Valuation Committee (“Committee”) and may carry out its responsibilities as Valuation Designee with respect to the Funds through the Committee, pursuant to policies and procedures approved by the Board. The Committee is responsible for, among other things, determining and monitoring the value of each Fund’s assets and providing such information to the Adviser as Valuation Designee.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when a security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange-traded and exchange-traded investment companies are valued at their NAV and market value, respectively.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGF Emerging Markets Equity Fund
Investments
Common Stocks
Banks	$64,481	$—	$3	$64,484
Other*	567,574	—	—	567,574
Participation Notes	—	32,486	—	32,486
Total Investments	$632,055	$32,846	$3	$664,544

AGF Global Sustainable Equity Fund
Investments
Common Stocks*	7,346,229	—	—	7,346,229
Total Investments	$7,346,229	$—	$—	$7,346,229

* See Schedule of Investments for segregation by industry.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class. For the period ended December 31, 2023, neither Fund incurred class specific expenses such as distribution (12b-1) and administrative service fees.

Taxes and Distributions

Each Fund intends to qualify (or continue to qualify) as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of December 31, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended December 31, 2023.

Dividends and distributions will be automatically reinvested unless requested otherwise. Dividends will differ among classes of the Funds due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

AGF Investments America Inc. (the ‘‘Adviser’’) is the investment adviser to each Fund. Pursuant to an investment advisory agreement between the Adviser and the Trust, AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund pay the Adviser a management fee at an annualized rate, based on its average daily net assets, of 0.80% and 0.65%, respectively.

The Adviser has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for AGF Emerging Markets Equity Fund’s Class I shares and Class R6 shares do not exceed 0.95% for each share class’s average daily net assets and for AGF Global Sustainable Equity Fund’s Class I shares and Class R6 shares do not exceed 0.80% of each share class’s average daily net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by a Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

fund in which the Fund invests. The Adviser is entitled to reimbursement by the Funds of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2026, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Funds.

For the period ended December 31, 2023, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
AGF Emerging Markets Equity Fund	$2,694	$182,266
AGF Global Sustainable Equity Fund	22,687	198,453

As of December 31, 2023, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,				Total Eligible for Recoupment
Fund	2024	2025	2026	2027
AGF Emerging Markets Equity Fund	$185,365	$353,755	$389,118	$184,960	$1,113,198
AGF Global Sustainable Equity Fund	172,383	385,887	433,292	221,140	1,212,702

5. Administration, Accounting, Custodian and Transfer Agent Fees

JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent and custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

U.S. Bancorp Fund Services, LLC serves as the transfer agent (the “Transfer Agent”) to the Funds. The Transfer Agent is responsible for processing purchase and redemption requests and crediting dividends to the accounts of shareholders of the Funds. For its services, the Transfer Agent receives monthly fees charged to the Funds, plus certain charges for securities transactions.

6. Distribution and Fund Officers

Foreside Fund Services, LLC serves as the Funds’ distributor (the ‘‘Distributor’’). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Shares are continuously offered for sale by the Trust through the Distributor. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (‘‘FMS’’), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

7. Investment Transactions

For the period ended December 31, 2023, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments, were as follows:

Fund	Purchases	Sales
AGF Emerging Markets Equity Fund	$156,689	$146,767
AGF Global Sustainable Equity Fund	4,358,250	1,708,035

8. Purchase and Sale of Fund Shares

The information below explains how to purchase and sell shares of the Funds directly. Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please contact your financial intermediary for information regarding these fees and for purchase instructions.

You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Distributor, or through the Transfer Agent. You may purchase, redeem or exchange shares of any class of the Funds on any day the NYSE is open for business.

Class I Shares

Class I shares are offered by each Fund to institutions and individuals with a $1,000,000 minimum requirement for initial investment, and no minimum is required for additional investments. Omnibus accounts are eligible to meet the initial investment minimum for Class I shares at the omnibus account level. The minimum requirement may be waived, at the Adviser’s discretion, for certain institutions or individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for each Fund nor the requirements for the minimum account size will apply to investments by employees of the Adviser (or their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g., spouses and children).

Class I shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for qualified retirement benefit plans. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased to the minimum amount within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.

The investor eligibility requirements for Class I shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.

Class R6 Shares

Class R6 shares are offered by each Fund to institutional investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors (as defined below). No minimum is required for additional investments. Institutional investors (including endowments and foundations) are investors deemed appropriate by the Adviser that hold shares of a Fund through an account held directly with the Fund that are not traded through an intermediary, subject to a minimum initial investment of $1,000,000. “Eligible Investors” are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of a Fund and do not collect servicing or record keeping fees from the Fund; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of a Fund through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Fund servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401 (k) plans or individual 403 (b) plans.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

Class R6 shares of each Fund have an investment minimum of $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Funds reserve the right to redeem shares if an account balance for any Fund falls below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased within 60 days of the investor being notified by the Fund, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.

The investor eligibility requirements for Class R6 shares of the Funds may be changed from time to time. Any such changes will be reflected in each Fund’s then current prospectus and SAI.

Shareholder Concentration Risk

As of December 31, 2023, certain shareholder accounts owned more than 10% of the outstanding shares of each of AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In case of a large redemption, a Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of illiquid positions. Large redemptions could also result in decreased economies of scale and increased operating expenses for non-redeeming fund shareholders.

As of December 31, 2023, the Adviser or an affiliate of the Adviser held 100% and 24% of the outstanding shares of AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund, respectively. The AGF Global Sustainable Equity Fund had individual shareholder and/or omnibus accounts that owned 76% of the Fund’s outstanding shares.

9. Principal Investment Risks

Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Market Risk. The value of a Fund’s investments may fluctuate because of changes in the markets in which a Fund invests, which could cause a Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic, may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. These events could reduce consumer demand or economic output; result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines; and significantly adversely impact the economy. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of a Fund’s shares.

Portfolio Management Risk. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of a Fund’s holdings.

Depositary Receipts Risk. Depositary receipts subject a Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed, and the Adviser may not be able to take appropriate actions to mitigate losses to a Fund.

Emerging Markets Risk. Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing, and accounting systems, and a greater likelihood of nationalization or confiscation of assets

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited. These same risks exist and may be greater in frontier markets.

Frontier Markets Risk. Investments in securities of issuers domiciled in countries or issuers that are economically tied to emerging market economies that are included in the MSCI Frontier Markets Index present the same risks that exist in other emerging market economies but such risks may be greater in frontier market economies.

Equity-Linked Investments Risk. Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow a Fund to invest in equity securities economically tied to foreign markets which a Fund may be unable or unwilling to invest in directly, and may expose a Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose a Fund to counterparty risk.

Equity Securities Risk. The values of equity securities generally fluctuate, sometimes widely, based on real or perceived changes in an issuer’s financial condition and overall market, political and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by a Fund will adversely affect the value of your investment.

Exchange-Traded Funds and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, a Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on a Fund’s operating expenses and performance and may affect the value of your investment.

Foreign Securities Risk. Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for a Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have greater volatility, less stringent investor protection and disclosure standards, high transaction costs, limited legal recourse, and unreliable or untimely financial information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.

Foreign Currency Risk. Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Large Shareholders Risk. A Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, a Fund’s performance or liquidity may be adversely affected because a Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce a Fund’s returns because a Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which the Adviser valued the investment for purposes of a Fund’s NAV. Investments in non-U.S. securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than investments in U.S. securities. Additionally, a Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, a Fund may be forced to sell investments at disadvantageous times or prices, which may adversely affect the Fund.

Non-Diversification Risk. The AGF Emerging Markets Equity Fund, as a non-diversified fund, can invest a greater percentage of its assets in the securities of a single issuer or in fewer issuers than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return because the securities may represent a larger portion of the fund’s total portfolio assets, which could lead to greater volatility in the fund’s returns.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2023 (Unaudited)

Sustainable Investing Risk. Because the AGF Global Sustainable Equity Fund focuses on equity securities of companies that the Adviser believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes. There are significant differences in interpretations of what it means for a company to have positive exposure to sustainable investment themes. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in other sectors, due to their lack of positive exposure to sustainable investment themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. In addition, sustainable investing considerations may be linked to long-term rather than short-term returns.

10. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

11. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

AGF Investments Trust

Expense Examples

December 31, 2023 (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2023.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2023.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/23	Ending Account Value 12/31/23	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGF Emerging Markets Equity Fund
Class I
Actual	$1,000.00	$981.30	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.42	$4.84	0.95%
Class R6
Actual	$1,000.00	$981.30	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.42	$4.84	0.95%
AGF Global Sustainable Equity Fund
Class I
Actual	$1,000.00	$999.20	$4.03	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%
Class R6
Actual	$1,000.00	$999.20	$4.03	0.80%
Hypothetical	$1,000.00	$1,021.17	$4.08	0.80%

*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 366 days in the fiscal year (to reflect the one-half year period).

AGF Investments Trust

Liquidity Risk Management Program

December 31, 2023 (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has designated a Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, AGF Investments America Inc., its affiliated company, AGF Investments Inc. and officers of the Funds to implement and monitor the Program. As part of its responsibilities, the LPA has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Program includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Program includes no less than annual assessments of factors that influence each Fund’s liquidity risk; daily classifications of each Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on November 13, 2023, the LPA provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from October 1, 2022 (date of last Report) through September 30, 2023 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, a discussion of the Funds’ investment strategies and liquidity of portfolio investments including liquidity classifications, the effects of short-term and long-term cash flows on each Fund’s liquidity, and the effect that historical redemptions and market volatility had on the liquidity for each Fund during the Reporting Period. The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund’s investment strategy continues to be appropriate and manageable for an open-end fund in both normal and stressed conditions.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

AGF Investments Trust

Additional Information (Unaudited)

Proxy Voting Information

A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.agf.com/us or the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect 833-AGF-FUND (833-243-3863).

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-833-AGF-FUND (833-243-3863) or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGF Funds’ website at www.agf.com/us.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

AGF Investments Trust

99 High Street, Suite 2802

Boston, MA 02110

www.agf.com/us

Distributor:

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1)	Not required for this filing.

(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:

/s/ William DeRoche

William H. DeRoche
President and Principal Executive Officer
March 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ William DeRoche

William H. DeRoche
President and Principal Executive Officer
March 5, 2024

By:

/s/ Joshua Hunter

Joshua Hunter
Principal Financial Officer and Treasurer
March 5, 2024